Note 5 - Fixed Assets (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Capital Leased Assets, Gross	$ 6,548	$ 4,462
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 2,826	$ 2,877